Related parties - Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related parties
Trade accounts receivable	$ 3,775	$ 6,389
Trade accounts receivable, current	3,775	6,389
Non-current assets	738	400,798
Trade payables	7,043	10,025
Trade payables, current	7,043	10,025
Dividends payable	4,138	7,185
Dividends payable, current	4,138	7,185
Current liabilities	87,686	222,917
Non-current liabilities	2,238	7,596
Current and non-current liabilities	89,924	230,513
Votorantim S.A.
Related parties
Trade accounts receivable	8	75
Non-current assets	3	3
Trade payables	336	257
Current and non-current liabilities	87,686	52,873
Additional liability derived from energy assets	24,928	52,873
Accrual for right to retain energy assets	62,733
Companhia Brasileira de Aluminio
Related parties
Trade accounts receivable	1,843	3,847
Non-current assets		399,725
Trade payables	5,246	9,064
Dividends payable		2,423
Current and non-current liabilities	13	5,614
Votorantim Cimentos S.A.
Related parties
Trade accounts receivable	1,696	1,891
Non-current assets	735	750
Trade payables	47	24
Other related parties
Related parties
Trade accounts receivable	228	576
Non-current assets		320
Trade payables	1,414	680
Dividends payable	655
Current and non-current liabilities	2,225	1,956
Non-controlling interests
Related parties
Dividends payable	$ 3,483	4,762
Current and non-current liabilities		$ 170,070